Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Willis Group Holdings Shareholders' Equity	Noncontrolling Interest	Stockholders' Equity, Total [Member]	Redeemable noncontrolling interest [Member]	United States of America, Dollars
Balance, beginning of year, shares at Dec. 31, 2012						65,375,000
Additional Paid in Capital, Common Stock at Dec. 31, 2012		$ 1,125
Retained Earnings (Accumulated Deficit) at Dec. 31, 2012		1,427
Treasury Stock, Value at Dec. 31, 2012		(3)
Accumulated other comprehensive loss, net of tax, beginning balance at Dec. 31, 2012	$ (850)	(850)
Total Willis Group Holdings stockholders’ equity at Dec. 31, 2012		1,699
Noncontrolling interests at Dec. 31, 2012			$ 26
Balance, beginning of year at Dec. 31, 2012				$ 1,725
Redeemable Noncontrolling Interest, Equity, Carrying Amount at Dec. 31, 2012					$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and release of non-vested shares						2,145,000
Balance, end of year, shares at Dec. 31, 2013						67,520,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	365
Net income	377	365	12	377	0
Dividends, Common Stock, Cash		197	10	207	0
Other comprehensive (loss) income	157	157	0	157	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	157	157
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options		153		153
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition		42		42
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests		4	0	4	0
Balance, end of year at Dec. 31, 2013				2,243
Retained Earnings (Accumulated Deficit) at Dec. 31, 2013		1,595
Treasury Stock, Value at Dec. 31, 2013		(3)
Additional Paid in Capital, Common Stock at Dec. 31, 2013		1,316
Accumulated Other Comprehensive Income (Loss), Net of Tax at Dec. 31, 2013	(693)	(693)
Total Willis Group Holdings stockholders’ equity at Dec. 31, 2013		2,215
Noncontrolling interests at Dec. 31, 2013			28
Redeemable Noncontrolling Interest, Equity, Carrying Amount at Dec. 31, 2013					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased						(1,906,000)
Exercise of stock options and release of non-vested shares						1,832,000
Stock Issued During Period, Shares, Acquisitions						14,000
Balance, end of year, shares at Dec. 31, 2014						67,460,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Repurchased During Period, Value		213		213
Net Income (Loss) Attributable to Parent	362
Net income	373	362	11	373	0
Dividends, Common Stock, Cash		214	17	231	0
Other comprehensive (loss) income	(379)	(373)	(2)	(375)	(4)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(373)	(373)
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options		146		146
Issue of shares for acquisitions		1		1
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition		52		52
Noncontrolling Interest, Increase from Sale of Parent Equity Interest		0	2	2	63
Foreign currency translation		9		9
Balance, end of year at Dec. 31, 2014	2,007			2,007
Retained Earnings (Accumulated Deficit) at Dec. 31, 2014	1,530	1,530
Treasury Stock, Value at Dec. 31, 2014	(3)	(3)
Additional Paid in Capital, Common Stock at Dec. 31, 2014	1,524	1,524
Accumulated Other Comprehensive Income (Loss), Net of Tax at Dec. 31, 2014	(1,066)	(1,066)
Total Willis Group Holdings stockholders’ equity at Dec. 31, 2014	1,985	1,985
Noncontrolling interests at Dec. 31, 2014	22		22
Redeemable Noncontrolling Interest, Equity, Carrying Amount at Dec. 31, 2014	59				59
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased						(646,000)
Exercise of stock options and release of non-vested shares						1,811,000
Balance, end of year, shares at Dec. 31, 2015						68,624,892
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Repurchased During Period, Value		82		82
Net Income (Loss) Attributable to Parent	373	373
Net income	384	373	8	381	3
Dividends, Common Stock, Cash		224	11	235	5
Other comprehensive (loss) income	19		(6)	23	(4)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	29	29
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options		128		128
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition		64		64
Noncontrolling Interest, Increase from Sale of Parent Equity Interest		(53)	118	65	0
Foreign currency translation		9		9
Balance, end of year at Dec. 31, 2015	2,360			$ 2,360
Retained Earnings (Accumulated Deficit) at Dec. 31, 2015	1,597	1,597
Treasury Stock, Value at Dec. 31, 2015	(3)	(3)
Additional Paid in Capital, Common Stock at Dec. 31, 2015	1,672	1,672
Accumulated Other Comprehensive Income (Loss), Net of Tax at Dec. 31, 2015	(1,037)	(1,037)
Total Willis Group Holdings stockholders’ equity at Dec. 31, 2015	2,229	$ 2,229
Noncontrolling interests at Dec. 31, 2015	131		$ 131
Redeemable Noncontrolling Interest, Equity, Carrying Amount at Dec. 31, 2015	$ 53				$ 53